Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Dec. 27, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund | Class A
Prospectus:
Trading Symbol	DMCVX
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund | Class C
Prospectus:
Trading Symbol	DVLCX
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund | Class I
Prospectus:
Trading Symbol	DVLIX
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund | Class Y
Prospectus:
Trading Symbol	DMCYX
Class A, C, I, Y Prospectus | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class A
Prospectus:
Trading Symbol	DAGVX
Class A, C, I, Y Prospectus | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class C
Prospectus:
Trading Symbol	DCGVX
Class A, C, I, Y Prospectus | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class I
Prospectus:
Trading Symbol	DRGVX
Class A, C, I, Y Prospectus | Dreyfus Strategic Value Fund | Class Y
Prospectus:
Trading Symbol	DRGYX
Class A, C, I, Y Prospectus | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A
Prospectus:
Trading Symbol	DPSAX
Class A, C, I, Y Prospectus | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class C
Prospectus:
Trading Symbol	DPSCX
Class A, C, I, Y Prospectus | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class I
Prospectus:
Trading Symbol	DPSRX
Class A, C, I, Y Prospectus | Dreyfus Structured Midcap Fund | Class Y
Prospectus:
Trading Symbol	DPSYX
Class A, C, I, Y Prospectus | Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class A
Prospectus:
Trading Symbol	DTGRX
Class A, C, I, Y Prospectus | Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class C
Prospectus:
Trading Symbol	DTGCX
Class A, C, I, Y Prospectus | Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class I
Prospectus:
Trading Symbol	DGVRX
Class A, C, I, Y Prospectus | Dreyfus Technology Growth Fund | Class Y
Prospectus:
Trading Symbol	DTEYX
Class I, Y, Investor Prospectus | Dreyfus Opportunistic Small Cap Fund | Investor Shares
Prospectus:
Trading Symbol	DSCVX
Class I, Y, Investor Prospectus | Dreyfus Opportunistic Small Cap Fund | Class Y
Prospectus:
Trading Symbol	DSCYX
Class I, Y, Investor Prospectus | Dreyfus Opportunistic Small Cap Fund | Class I
Prospectus:
Trading Symbol	DOPIX